Reverse recapitalization (Tables)	3 Months Ended
Sep. 30, 2023
Reverse Recapitalization [Abstract]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization

The following table presents the number of the Company’s Common Stock issued and outstanding immediately following the Reverse Recapitalization:

Common Stock
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Common Stock issued to PIPE investment	1,000,000
Conversion of Estrella’s Common Stock into UPTD’s Common Stock	32,500,000
Total Common Stock outstanding	35,201,232

Schedule of Reverse Recapitalization to the Consolidated Statements

The following table reconcile the elements of the Reverse Recapitalization to the unaudited condensed consolidated statements of cash flows and the changes in shareholders’ equity (deficit):

September 29, 2023
Funds held in UPTD’s trust account	$8,138,230
Funds held in UPTD’s operating cash account	9,782
Less: amount payable to redeem public shares of UPTD’s Common Stock	(5,072,945)
Less: payments of transaction costs incurred by UPTD	(1,640,128)
Less: repayments of working capital loan – related parties of UPTD	(708,600)
Proceeds from the Reverse Recapitalization	726,339
Less: non-cash net deficit assumed from UPTD	(1,200,316)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$(473,977)